TRADE ACCOUNTS RECEIVABLE, NET - Additional Information (Details)	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for Doubtful Accounts	¥ 8,191,247	$ 1,268,416	¥ 2,203,531		¥ 610,776
Provision for doubtful accounts of accounts receivable due from third parties	3,730,606	577,685	¥ 2,204,170		392,929
Percentage of not-collection from our customers			44.8	44.8
Amount of not-collection from our customers			¥ 16,111,105	$ 2,494,808
Third Party [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for doubtful accounts of accounts receivable due from third parties	3,730,606	577,684	2,204,170
Urumqi Yikeli Automatic Control Equipment Co., Ltd [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for Doubtful Accounts			¥ 340,992		¥ 0
Net recovery of provision for credit losses made for accounts receivable due from related-party	¥ 340,992	$ 52,803